FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Apr. 28, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 62,415	$ 53,813
Investment	100,000
Derivative liabilities	257,233		$ 277,550
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 62,415	$ 53,813
Investment
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Investment	$ 100,000
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Investment
Derivative liabilities	$ 257,233